Leases - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Lease terms and extending maturities	2032
Minimum lease payments under the lease	$ 47,426	$ 28,310
Operating Leases, description	The Company has an executed operating lease for office space with a lease term from April 2022 to January 2028 with total future minimum lease payments of approximately $5.4 million. Additionally, there is an executed operating lease for office space with a lease term from April 2022 to June 2027 with total future minimum lease payments
Office Space [Member]
Lessee, Lease, Description [Line Items]
Minimum lease payments under the lease	$ 5,400
Office Space One [Member]
Lessee, Lease, Description [Line Items]
Minimum lease payments under the lease	$ 2,000
Maximum [Member] | Office Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	2028-01
Maximum [Member] | Office Space One [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	2027-06
Minimum [Member] | Office Space [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	2022-04
Minimum [Member] | Office Space One [Member]
Lessee, Lease, Description [Line Items]
Operating lease term	2022-04